Revenues, Accounts Receivable and Provision for Credit Losses, Revenues and Accounts Receivable (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) Vessel	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Revenues and Accounts Receivable [Abstract]
Accounts receivable, net	$ 2,493		$ 3,503
Spot Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	11,441	$ 23,484
Accounts receivable, net	2,239		3,399
Contract assets	280		456
Time Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	5,998	$ 2,151
Accounts receivable, net	$ 98		$ 104
Pool Charters [Member]
Revenues and Accounts Receivable [Abstract]
Number of vessels under pool arrangement | Vessel	1
Revenues	$ 74
Accounts receivable, net	$ 156
Revenues [Member] | Customer Concentration Risk [Member] | Charterer A [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	11.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer B [Member]
Revenues [Abstract]
Concentration risk percentage	29.00%	10.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer C [Member]
Revenues [Abstract]
Concentration risk percentage	10.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer D [Member]
Revenues [Abstract]
Concentration risk percentage	28.00%	0.00%